Debt - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended		12 Months Ended
	Jan. 11, 2021	Dec. 23, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Proceeds from long term convertible debt			$ 74,972			$ 12,267
Proceeds from issuance of redeemable convertible stock				$ 69,860	$ 69,860	454,260
Gain loss on extinguishment of convertible debt						(366)
Uber Elevate [Member]
Debt Instrument [Line Items]
Proceeds from issue of convertible preferred stock	$ 75,000
Convertible preferred note interest rate	5.00%
Series C redeemable convertible preferred stock [Member] | Uber Elevate [Member]
Debt Instrument [Line Items]
Debt conversion converted instrument amount	$ 75,000
Debt instrument face value	$ 74,500
Convertible preferred note interest rate	5.00%
Minimum [Member] | Forecast [Member]
Debt Instrument [Line Items]
Proceeds from the issuance of equity						$ 200,000
Two Thousand And Eighteen Convertible Notes [Member]
Debt Instrument [Line Items]
Proceeds from long term convertible debt							$ 77,100
Convertible debt fixed rate of interest percentage							6.00%
Convertible debt original date of maturity							Jun. 30, 2020
Convertible debt instrument percentage premium payable on redemption						50.00%
Debt instrument unamortized debt issuance costs gross							$ 26,900
Debt instrument convertible remaining discount amortization period							1 year 6 months 7 days
Long term debt effective interest rate percentage					40.50%	40.50%	40.50%
Interest expense debt						$ 19,900
Long term debt contractual interest expense						4,500
Amortization of debt discount						$ 15,400
Long term debt fixed interest rate percentage							6.00%
Two Thousand And Eighteen Convertible Notes [Member] | Equity Financing Or Ipo [Member]
Debt Instrument [Line Items]
Debt instrument conversion price percentage						80.00%
Two Thousand And Eighteen Convertible Notes [Member] | Corporate Event [Member]
Debt Instrument [Line Items]
Debt instrument conversion price percentage						80.00%
Two Thousand And Nineteen Convertible Notes [Member]
Debt Instrument [Line Items]
Proceeds from long term convertible debt						$ 11,200
Convertible debt fixed rate of interest percentage						6.00%
Convertible debt original date of maturity						Jun. 30, 2020
Convertible debt instrument percentage premium payable on redemption						50.00%
Debt instrument unamortized debt issuance costs gross						$ 4,100
Debt instrument convertible remaining discount amortization period						1 year 5 months 1 day
Long term debt effective interest rate percentage					46.60%	46.60%
Interest expense debt						$ 2,900
Long term debt contractual interest expense						600
Amortization of debt discount						$ 2,300
Long term debt fixed interest rate percentage						6.00%
Two Thousand And Nineteen Convertible Notes [Member] | Equity Financing Or Ipo [Member]
Debt Instrument [Line Items]
Debt instrument conversion price percentage						80.00%
Two Thousand And Nineteen Convertible Notes [Member] | Corporate Event [Member]
Debt Instrument [Line Items]
Debt instrument conversion price percentage						80.00%
Two Thousand Eighteen And Two Thousand And Nineteen Convertible Notes [Member]
Debt Instrument [Line Items]
Embedded derivative liability fair value						$ 4,500	$ 31,500
Gain loss on extinguishment of convertible debt		$ 400
Two Thousand Eighteen And Two Thousand And Nineteen Convertible Notes [Member] | Series C redeemable convertible preferred stock [Member]
Debt Instrument [Line Items]
Proceeds from issuance of redeemable convertible stock		$ 454,500
Temorary equity issue price per share		$ 19.37
Temporary equity stock shares issued during the period shares		23,466,387
Debt instrument converted shares issued on conversion		6,033,935
Debt conversion original debt amount						9,900	70,500
Debt conversion converted instrument amount						$ 11,800	$ 81,700
Tenant Improvement Loan [Member]
Debt Instrument [Line Items]
Convertible debt fixed rate of interest percentage						8.00%	8.00%
Long term debt effective interest rate percentage		8.10%
Debt instrument face value							$ 1,600
Proceeds from other debt						$ 1,100	$ 500
Long term debt term		6 years
Period within which the loan is repayable in case of lease termination						30 days
Long term debt fixed interest rate percentage						8.00%	8.00%